Grant Agreements - Additional Information (Details) - OOPD Grant - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Grant Agreements [Line Items]
Award granted by government	$ 2.0
Reimbursement of qualifying expenses period	4 years
Proceed from reimbursable amounts relating to grant as offset against research and development costs incurred		$ 0.5	$ 0.5	$ 0.5